Convertible Bridge Financing (Details) - USD ($)	1 Months Ended					12 Months Ended
	Jul. 31, 2016	Mar. 31, 2016	Feb. 29, 2016	Nov. 30, 2014	Apr. 30, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Bridge Financing (Textual)
Debt conversion price	$ 0.75			$ 1.125				$ 0.917
Conversion of shares	274,667			743,372
Additional warrants				743,372
Exercise price				$ 1.50
Change in fair value of warrants and capital note						$ (25,936)	$ (19,278)	$ 235,382
Dividend yield					0.00%	0.00%	0.00%
Accrued interest rate of debt						6.00%
Warrants amount						$ 283,556
Redemption amount paid in capital								90,280
Expected volatility					64.20%	75.80%	66.80%
Expected life in years						3 years 7 months 17 days	5 years
Beneficial conversion feature						$ (74,160)
Convertible Bridge Financing [Member]
Convertible Bridge Financing (Textual)
Debt aggregate principal amount		$ 206,000	$ 206,000					$ 836,294
Conversion price per share percentage								75.00%
Debt conversion price		$ 1.50	$ 1.50	$ 1.125				$ 0.917
Debt instrument, description								The Company granted the holders of the convertible notes warrants to purchase the most senior class of securities of the Company issued in the next equity round in a total amount equal to 7.4% of the aggregate principal amount of the Series 2 Notes.
Warrants to purchase ordinary shares.				41,179
Conversion of shares				743,372
Exercise price				$ 1.50
Change in fair value of warrants and capital note						$ 311,837	$ 321,434
Dividend yield				0.00%
Accrued interest rate of debt								6.00%
Warrants amount				$ 16,883
Redemption amount paid in capital				$ 218,499
Expected volatility				66.80%
Risk free rate				1.67%
Expected life in years				3 years 2 months 16 days